AMG GW&K Emerging Wealth Equity Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2020
	Shares	Value
Common Stocks - 95.9%
Communication Services - 7.5%
iQIYI, Inc., ADR (China)*,1	108,186	$2,282,725
Tencent Holdings, Ltd. (China)	53,190	3,648,739
Tencent Music Entertainment Group, ADR (China)*	368,459	5,946,928
The Walt Disney Co. (United States)	17,318	2,025,167

Total Communication Services		13,903,559
Consumer Discretionary - 41.9%
Alibaba Group Holding, Ltd., Sponsored ADR (China)*	67,331	16,901,428
Booking Holdings, Inc. (United States)*	1,178	1,957,989
Eicher Motors, Ltd. (India)	9,918	2,731,336
Haidilao International Holding, Ltd. (China)[2]	274,000	1,261,751
Hermes International (France)	1,974	1,600,404
Huazhu Group, Ltd., ADR (China)[1]	111,809	3,838,403
Jubilant Foodworks, Ltd. (India)	125,238	2,875,738
LVMH Moet Hennessy Louis Vuitton SE (France)	5,958	2,590,803
MakeMyTrip, Ltd. (India)*	239,500	3,729,015
Maruti Suzuki India, Ltd. (India)	24,775	2,070,697
Moncler SpA (Italy)*	77,883	3,011,111
New Oriental Education & Technology Group, Inc., Sponsored ADR (China)*	10,603	1,486,541
NIKE, Inc., Class B (United States)	16,439	1,604,611
Sands China, Ltd. (Macau)	2,285,600	8,714,572
Starbucks Corp. (United States)	18,226	1,394,836
TAL Education Group, ADR (China)*	53,330	4,168,806
Titan Co., Ltd. (India)	143,480	1,995,510
Trip.com Group, Ltd., ADR (China)*	278,992	7,588,582
Yum China Holdings, Inc. (China)	155,788	7,982,577

Total Consumer Discretionary		77,504,710
Consumer Staples - 5.3%
The Estee Lauder Cos., Inc., Class A (United States)	5,210	1,029,184
Foshan Haitian Flavouring & Food Co., Ltd., Class A (China)	18,300	393,029
Kweichow Moutai Co., Ltd., Class A (China)	4,693	1,128,703
LG Household & Health Care, Ltd. (South Korea)	3,718	4,288,077
Wal-Mart de Mexico, S.A.B. de CV (Mexico)	320,770	754,973
Wuliangye Yibin Co., Ltd., Class A (China)	74,203	2,312,963

Total Consumer Staples		9,906,929
Financials - 20.8%
AIA Group, Ltd. (Hong Kong)	716,700	6,462,443
China International Capital Corp., Ltd., Class H (China)*,2	1,004,000	2,374,425
	Shares	Value

China Merchants Bank Co., Ltd., Class H (China)	355,050	$1,657,013
Credicorp, Ltd. (Peru)	12,288	1,562,665
Grupo Financiero Banorte, S.A.B de CV, Class O (Mexico)*	1,078,604	3,863,201
HDFC Bank, Ltd., ADR (India)*,1	174,483	8,157,080
Hong Kong Exchanges & Clearing, Ltd. (Hong Kong)	19,400	923,695
Kotak Mahindra (India)	331,686	6,044,731
Ping An Insurance Group Co. of China, Ltd., Class H (China)	698,250	7,367,396

Total Financials		38,412,649
Health Care - 7.8%
Alibaba Health Information Technology, Ltd. (Hong Kong)*	155,602	430,720
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A (China)	963,781	4,186,821
CSPC Pharmaceutical Group, Ltd. (China)	422,000	888,799
Jiangsu Hengrui Medicine Co., Ltd., Class A (China)	88,884	1,202,917
Meinian Onehealth Healthcare Holdings Co., Ltd., Class A (China)*	986,820	2,176,990
Novo Nordisk A/S, Class B (Denmark)	44,724	2,934,458
Ping An Healthcare and Technology Co., Ltd. (China)*,1,2	152,550	2,606,725

Total Health Care		14,427,430
Industrials - 0.7%
FANUC Corp. (Japan)	7,280	1,228,304
Information Technology - 9.4%
Infineon Technologies AG (Germany)	283,035	7,216,107
Mastercard, Inc., Class A (United States)	4,635	1,430,036
QUALCOMM, Inc. (United States)	83,724	8,842,092

Total Information Technology		17,488,235
Materials - 2.5%
Asian Paints, Ltd. (India)	140,198	3,209,957
Chr Hansen Holding A/S (Denmark)	12,223	1,394,798

Total Materials		4,604,755

Total Common Stocks (Cost $155,430,155)		177,476,571

AMG GW&K Emerging Wealth Equity Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Short-Term Investments - 5.0%
Joint Repurchase Agreements - 1.3%[3]
Citigroup Global Markets, Inc., dated 07/31/20, due 08/03/20, 0.090% total to be received $1,000,008 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 5.000%, 01/28/21 - 04/01/59, totaling $1,020,000)	$1,000,000	$1,000,000
Credit Suisse AG, dated 07/31/20, due 08/03/20, 0.080% total to be received $349,984 (collateralized by various U.S. Treasuries, 0.000% - 2.250%, 08/25/20 - 02/15/27, totaling $356,982)	349,982	349,982
RBC Dominion Securities, Inc., dated 07/31/20, due 08/03/20, 0.090% total to be received $1,000,008 (collateralized by various U.S. Government Agency Obligations, 2.000% - 4.500%, 02/20/47 - 07/01/50, totaling $1,020,000)	1,000,000	1,000,000

Total Joint Repurchase Agreements		2,349,982

	Shares	Value
Other Investment Companies - 3.7%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.09%[4]	6,877,892	$6,877,892

Total Short-Term Investments (Cost $9,227,874)		9,227,874
Total Investments - 100.9% (Cost $164,658,029)		186,704,445
Other Assets, less Liabilities - (0.9)%		(1,753,041)
Net Assets - 100.0%		$184,951,404

*	Non-income producing security.
[1]	Some of these securities, amounting to $14,375,658 or 7.8% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, the value of these securities amounted to $6,242,901 or 3.4% of net assets.
[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[4]	Yield shown represents the July 31, 2020, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt

AMG GW&K Emerging Wealth Equity Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2020:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$50,652,788	$26,851,922	—	$77,504,710
Financials	13,582,946	24,829,703	—	38,412,649
Information Technology	10,272,128	7,216,107	—	17,488,235
Health Care	—	14,427,430	—	14,427,430
Communication Services	10,254,820	3,648,739	—	13,903,559
Consumer Staples	1,784,157	8,122,772	—	9,906,929
Materials	—	4,604,755	—	4,604,755
Industrials	—	1,228,304	—	1,228,304
Short-Term Investments
Joint Repurchase Agreements	—	2,349,982	—	2,349,982
Other Investment Companies	6,877,892	—	—	6,877,892
Total Investments in Securities	$93,424,731	$93,279,714	—	$186,704,445

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended July 31, 2020, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at July 31, 2020, was as follows:
Country	% of Long-Term Investments
China	45.9
Denmark	2.4
France	2.3
Germany	4.1
Hong Kong	4.4
India	17.4
Italy	1.7
Japan	0.7
Macau	4.9
Mexico	2.6
Peru	0.9
South Korea	2.4
United States	10.3
100.0

AMG GW&K Emerging Wealth Equity Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at July 31, 2020, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$14,375,658	$2,349,982	$12,511,795	$14,861,777
The following table summarizes the securities received as collateral for securities lending at July 31, 2020:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-8.000%	08/15/20-11/15/49
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.